11. Stockholders' Equity (Details Narrative) (March 2021) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 04, 2021	Aug. 08, 2019
Common stock, par value	$ 0.001		$ 0.001	$ .001
Common stock, shares authorized	75,000,000		75,000,000	75,000,000
Common stock, issued	40,959,741		40,959,741	40,959,741
Common stock, outstanding	40,959,741		40,959,741	40,959,741
Consulting fees	$ 377,547	$ 433,539	$ 1,297,160	$ 1,376,995
Stock compensation expense	$ 12,000	12,000	$ 48,000	$ 75,218
Options [Member]
Options outstanding	315,000		210,000	210,000
Options nonvested	0		105,000
Stock compensation expense	$ 259,350	106,838	$ 605,150	$ 432,250
Options granted	315,000				15,000	30,000
Options vested	236,250		210,000
Share price					$ 3.00	$ 5.70
Consultants [Member]
Consulting fees	$ 12,000		$ 48,000
Consulting services incurred but not yet paid in shares	$ 110,709	$ 62,709	$ 98,709	$ 50,709